Summary of Significant Accounting Policies	11 Months Ended
Jun. 06, 2011
Summary of Significant Accounting Policies
Note 2	Summary of Significant Accounting Policies

The consolidated financial statements of the Company have been prepared in accordance with Canadian generally accepted accounting principles and are stated in US dollars. Differences with respect to accounting principles generally accepted in the United States of America are described in Note 13. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may differ from these estimates.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); and Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

b)	Equipment

Equipment is recorded at cost. Equipment is depreciated over its estimated useful life using the following methods:

Computer equipment	3 years straight-line
Furniture	5 years straight-line
Website	8 years straight-line

Additions are depreciated at one-half rate during the year of acquisition.

c)	Website Development Costs

Website development costs relate to costs incurred to develop a website and meet the criteria for deferral. The costs are being amortized over the estimated life of the website are subject to an annual impairment assessment.

d)	Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

e)	Basic and Diluted Loss Per Share

Basic loss per share (“LPS”) is calculated by dividing loss applicable to common shareholders by the weighted average number of common shares outstanding for the year. Diluted LPS reflects the potential dilution that could occur if potentially dilutive securities are exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. Fully diluted amounts are not presented when the effect of the computations are anti-dilutive due to the losses incurred. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

f)	Revenue Recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, shipment has occurred, the price to the buyer is fixed and determinable, and collection is reasonably assured.

Revenue for Sky Play is recognized each month upon invoicing.

g)	Foreign Currency Translation

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

h)	Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

i)	Stock-based Compensation

CCL records a compensation cost attributable to all stock options granted at fair value at the grant date,. The Black-Scholes valuation model is used and the cost is expensed over their vesting period, with a corresponding increase to the equity account, Additional Paid-in Capital. Upon exercise of the share purchase options, the consideration paid by the option holder, together with the amount previously recognized in the Additional Paid-in Capital, is recorded as an increase to Share capital.

The Black Scholes option valuation model requires the input of highly subjective assumptions, including price volatility, if any. Changes in these assumptions can materially affect the fair value estimate.

j)	Change in Accounting Policy

On January 1, 2007, CCL adopted the CICA Handbook Sections:

#1530 – Comprehensive Income #3251 – Equity
#3855 – Financial Instruments – Recognition and Measurement
#3861 – Financial Instruments – Disclosure and Presentation
#3865 – Hedges.

Section 1530 establishes standards for reporting and presenting comprehensive income, which is defined as the change in equity from transactions and other events form non-owner sources. Other comprehensive income refers to items recognized in comprehensive income that are excluded from net income calculated in accordance with Canadian generally accepted accounting principles.

Section 3855 prescribes when a financial asset, liability or non-financial derivative is to be recognized on the balance sheet and at what amount, requiring fair value or cost-based measures under difference circumstances. Financial instruments must be classified into one of these five categories:

-	Held for trading

-	Held to maturity

-	Loans and receivables

-	Available for sale financial assets

-	Other financial liabilities

All financial instruments, including derivatives, are measured in the balance sheet at fair value, except for loans and receivables, held to maturity investments and other financial liabilities, which are measured at amortized cost. Subsequent measurement and changes in fair value will depend on their initial classification, as follows:

- Held for trading financial assets are measured at fair value, and changes in fair value are recognized in net earnings;

- available for sale financial instruments are measured at fair value, with changes in fair value recorded in other comprehensive income until the investment is derecognized or impaired at which time the amounts would be recorded in net earnings.

Under adoption of these new standards, CCL designated its accounts receivable as loans and receivable, and accounts payable and accrued liabilities as other financial liabilities, which are measured at amortized cost.

Section 3861 establishes standards for presentation of financial instruments and non-financial derivatives and identifies the information that should be disclosed about them. Under the new standards, policies followed for periods prior to the effective date generally are not reversed and, therefore, the comparative figures have not been restated.

Section 3865 describes when and how hedge accounting can be applied as well as the disclosure requirements. Hedge accounting enables the recording of gains, losses, revenue and expenses form derivative financial instruments in the same period as for those related to the hedged item.

The adoption of these Handbook Sections had no impact on opening deficit.

k) On June 1, 2007 the Emerging Issues Committee of the CICA issued Abstract No. 166, Accounting Policy Choice for Transaction Costs (“EIC-166”). This EIC address the accounting policy choice of expensing or adding transaction costs related to the acquisition of financial assets and financial liabilities that are classification as other than held for tranding. Specifically, it requires that the same accounting policy choice be applied to all similar financial instruments classified as other than held for trading, but permits a different policy choice for financial instruments that are not similar. The Company has adopted EIC-166 effective December 31, 2007, and requires retroactive application to all transaction costs accounted for in accordance with CICA Handbook Section 3855, Financial Instruments – Recognition and Measurement. The Company has evaluated the impact of EIC-166 and determined that no adjustments are currently required.

l)	Accounting Changes

In July 2006, the Accounting Standards Board (“AcSB”) issued a replacement of The Canadian Institute of Chartered Accountants’ Handbook (“CICA Handbook”) Section 1506, Accounting Changes. The new standard allows for voluntary changes in accounting policy only when they result in the financial statements providing reliable and more relevant information, requires changes in accounting policy to be applied retrospectively, unless doing so is impracticable, requires prior period errors to be corrected retrospectively and calls for enhanced disclosures about the effects of changes in accounting policies, estimates and errors on the financial statements. The adoption of Section 1506 did not have a material impact on the 2007 financial statements.

m)	Capital Disclosures and Financial Instruments – Disclosures and Presentation

On December 1, 2006, the CICA issued three new accounting standards:

-	Section 1535, Capital Disclosures
-	Section 3862, Financial Instruments – Disclosures
-	Section 3863, Financial Instruments – Presentation

These standards are effective for interim and annual financial statements for the Company’s reporting period beginning on December 1, 2007.

Section 1535 specifies the disclosure of:

i)	an entity’s objectives, policies and processes for managing capital
ii)	quantitative data about what the entity regards as capital
iii)	whether the entity has complied with any capital requirements; and
iv)	if it has not complied, the consequences of such non-compliance

The new Sections 3862 and 3863 replace Section 3861, Financial Instruments – Disclosure and Presentation, revising and enhancing its disclosure requirements, and carrying forward unchanged its presentation requirements. These new sections place increased emphasis on disclosures about the nature and extent of risks arising from financial instruments and how the entity manages those risks.

n)	Financial Statement Concepts

Effective January 1, 2009 the Company adopted the amendments to the guidelines of CICA Handbook Section 1000. It has been amended to focus on the capitalization of costs that meet the definition of an asset and de-emphasizes the matching principle. The revised requirements are effective for annual and interim financial statements relating to fiscal years beginning on or after October 1, 2008. Accordingly, the Company adopted the new standards for the fiscal year beginning January 1, 2009.

o)	Goodwill and Intangible Assets

The Canadian Accounting Standards Board (“AcSB”) issued CICA Handbook Section 3064 which replaces Section 3062, “Goodwill and Other Intangible Assets”, and also replaces Section 3450, “Research and Development Costs”. Section 3064 establishes standards for the recognition, measurement, presentation and disclosure of goodwill subsequent to its initial recognition and of intangible assets. The Standards in Section 3062 remain unchanged. The Section 3064 applies to annual and interim financial statements relating to fiscal years beginning on or after October 1, 2008. Accordingly, the Company adopted the new standards for the fiscal year beginning January 1, 2009

The Company is currently assessing the impact of these new accounting standards on its financial statements.

p)	International Financial Reporting Standards (“IFRS”)

In 2006, AcSB published a new strategic plan that will significantly affect financial reporting requirements for all reporting Companies, including this Company. The AcSB strategic plan outlines the convergence of Canadian GAAP with IFRS over an expected five year transitional period. In February, 2008, the AcSB announced that the year 2011 is the changeover year for publicly-listed companies to use IFRS, replacing Canadian GAAP. The date is for interim and annual financial statements relating to fiscal years beginning on or after January 1, 20011. The transition date of January 1, 2011 required the restatement of comparative purposes of amounts reported by the Company for the year ended December 31, 2011.